Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Schedule of financial assets
The Group has the following financial assets, all of which are classified and measured at amortised cost:

	2020 £’000	2019 £’000
Financial assets at amortised cost
Trade and other receivables (note 19)	£82,614	£65,917
Finance lease receivable (note 23)	1,223	—
Total financial assets*	£83,837	£65,917
*Financial assets, other than cash and cash equivalents

Schedule of financial liabilities
The Group has the following financial liabilities:

	2020 £’000	2019 £’000
Lease liabilities
Current lease liabilities (note 23)	11,132	21
Non-current lease liabilities (note 23)	42,233	—
	53,365	21
Other financial liabilities at amortised cost
Trade and other payables (note 20)	58,599	48,502
Other liabilities	136	113
	58,735	48,615
Financial liabilities at fair value through profit or loss
Contingent consideration (note 15)	1,442	1,244
Deferred consideration (note 15)	3,764	1,516
	5,206	2,760

Total financial liabilities	£117,306	£51,396

Fair value movement of contingent consideration
Fair Value Movement of Contingent Equity Consideration

2019 £’000
Fair value at 1 July 2018	£11,314
Movement in fair value recognised in finance cost	5,805
Settlement through issuance of shares	(17,166)
Foreign exchange recognised in other comprehensive income	47
Fair value at 30 June 2019	£—

Valuation technique for significant unobservable inputs, liabilities
The valuation technique used, significant unobservable inputs and inter-relationship between significant unobservable inputs are shown below:

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Scenario based discounted cash flow: the valuation model considers the present value of the expected future payments in several probability weighted scenarios, discounted at risk adjusted discount rate.
Expected future cash flows (30 June 2018 - total maximum of £12.1million, minimum of £nil over 3 years) Fair value of ordinary shares (30 June 2018 - $12.79) Discount rate (30 June 2018 - 3%)
The estimated fair value would increase (decrease) if:

the expected cash flows were higher (lower); or

the fair value of ordinary shares was higher (lower); or

the risk-adjusted discount rate were lower (higher)